Exploration And Evaluation - Summary of Exploration And Evaluation (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Corporates Or Others 2022 [member]
Disclosure of detailed information about exploration and evaluation [line items]
Cost of unsuccessful wells	$ 77	$ 125
Trion [member] | Oil and gas assets [member]
Disclosure of detailed information about exploration and evaluation [line items]
Exploration assets transferrred	$ 274